Waxess USA BRIDGE LOANS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA BRIDGE LOANS	8. BRIDGE LOANS

During the year ended December 31, 2010, the Company sold $3,035,000 of convertible notes to private investors (“Bridge Facility”).  The notes were sold in various amounts with a term of six months and a stated rate of interest of 10% compounded annually.  The notes provide for warrants to purchase common stock with a three year expiration.  As of December 31, 2010, holders of $2,735,000 of these notes agreed to extend the terms of the notes to the earlier of six months from the maturity date of the original note or the closing of a debt or equity financing with a minimum of $2 million in gross proceeds (“Financing Event”), and to convert their notes into common stock  equal to the amount of the note plus accrued interest divided by the lower of the stock price  as determined by the closing of the Financing Event  or 100% of the fair market value of the common stock at the date of the note.  In exchange for their agreement to extend the term of the note and to convert the note into equity the note holders received twice the amount of warrants provided under their original note and warrant agreement.  Holders of the remaining $300,000 in notes will be paid with the proceeds following the closing of the Financing Event.  As of December 31, 2010 there were warrants outstanding from the sale of convertible notes that could be converted into 2,985,000 shares of common stock. The note holders have a first priority interest in the assets of the Company.

During 2009, the Company issued a convertible note payable to a Corporation (Holder) with a principal amount of $500,000, earning interest at a rate of 7% per annum compounded quarterly.  All unpaid principal and interest was due and payable in two installments. One $250,000 installment was due on June 27, 2010, and the second installment of $250,000 was due on August 3, 2010.  According to the agreement, the holder is to receive 50,000 common shares.  In the event of the closing by the Company of a “Qualified Financing” prior to the maturity date, the Holder had the option to convert all or any portion of the outstanding principal of, and accrued interest on, this Note on a dollar-for-dollar basis into the shares of preferred stock being issued and sold to the investors in the Qualified Financing at a conversion price equal to 100% of the purchase price per share of the Qualified Financing paid by the investors in the Qualified Financing.  The note agreement defined a Qualified Financing as the closing of an equity investment in the form of the Company’s preferred stock occurring after the date hereof in which the Company receives from one or more investors (which investors may include the Holder) gross proceeds of at least $5,000,000.  During 2010, this note and all accrued interest was converted into common stock of the Company.  See Note 13.